Long-term debt - CIBC Loan (Details) - CIBC loan $ in Thousands, $ in Thousands			12 Months Ended
	Feb. 04, 2020 USD ($)	Jul. 30, 2018 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Total initial gross proceeds		$ 12,500
Adjustment to interest rate basis (as a percent)		2.50%
Amount repaid	$ 9,317
Changes during the period
Balance - Beginning of period			$ 0	$ 9,135
Interest and accretion expense			0	472
Foreign exchange			0	(290)
Repayment			0	(9,317)
Balance - End of period			$ 0	$ 0